UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

November 30, 2016

HICII-QTLY-0117
1.861968.108

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$388,000	$295,608
Nonconvertible Bonds - 81.0%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	790,000	807,775
Orbital ATK, Inc. 5.5% 10/1/23	695,000	717,588
		1,525,363
Air Transportation - 0.2%
Allegiant Travel Co. 5.5% 7/15/19	735,000	749,700
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	319,248	330,422
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	160,425
XPO Logistics, Inc. 6.125% 9/1/23 (b)	725,000	741,313
		1,981,860
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	1,160,000	1,168,700
Penske Automotive Group, Inc. 5.5% 5/15/26	940,000	906,000
Tenneco, Inc. 5% 7/15/26	670,000	658,503
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,155,000	1,146,338
		3,879,541
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,315,688
5.75% 11/20/25	4,110,000	4,068,900
Royal Bank Scotland Group PLC 5.125% 5/28/24	4,055,000	3,936,683
		10,321,271
Broadcasting - 0.6%
AMC Networks, Inc. 5% 4/1/24	170,000	170,425
CBS Radio, Inc. 7.25% 11/1/24 (b)	615,000	646,131
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,005,000	924,600
10% 1/15/18	915,000	665,663
Gray Television, Inc. 5.875% 7/15/26 (b)	450,000	429,611
iHeartCommunications, Inc.:
9% 9/15/22	780,000	577,200
10.625% 3/15/23	1,205,000	894,713
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	910,000	903,175
		5,211,518
Building Materials - 1.1%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	1,175,000	1,180,875
Building Materials Corp. of America 6% 10/15/25 (b)	1,165,000	1,211,600
CEMEX Finance LLC 6% 4/1/24 (b)	1,260,000	1,252,251
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	894,675
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	385,000	397,031
7.75% 6/1/24 (b)	385,000	395,588
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	850,500
Standard Industries, Inc. 5.5% 2/15/23 (b)	1,185,000	1,217,588
U.S. Concrete, Inc. 6.375% 6/1/24	445,000	463,913
USG Corp.:
5.5% 3/1/25 (b)	495,000	508,043
5.875% 11/1/21 (b)	530,000	553,352
		8,925,416
Cable/Satellite TV - 4.8%
Altice SA 7.75% 5/15/22 (b)	12,655,000	13,256,059
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	1,620,000	1,638,225
5.5% 5/15/26 (b)	3,580,000	3,544,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	688,425
5.125% 5/1/23 (b)	1,665,000	1,705,584
5.5% 5/1/26 (b)	1,160,000	1,171,600
5.75% 9/1/23	1,160,000	1,216,550
5.875% 4/1/24 (b)	2,245,000	2,376,894
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	1,654,000	1,629,190
5.125% 12/15/21 (b)	760,000	749,550
CSC Holdings, Inc. 5.5% 4/15/27 (b)	2,075,000	2,047,766
DISH DBS Corp.:
5% 3/15/23	865,000	854,188
5.875% 7/15/22	550,000	569,250
6.75% 6/1/21	1,122,000	1,206,150
7.75% 7/1/26	385,000	424,944
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,709,400
Virgin Media Finance PLC 4.875% 2/15/22	645,000	578,888
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	685,000	671,300
VTR Finance BV 6.875% 1/15/24 (b)	940,000	954,100
Ziggo Bond Finance BV 6% 1/15/27 (b)	775,000	744,000
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	3,170,000	3,043,200
		40,779,463
Capital Goods - 1.6%
AECOM Technology Corp. 5.75% 10/15/22	465,000	487,088
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	465,300
Belden, Inc. 5.25% 7/15/24 (b)	1,595,000	1,587,025
CNH Industrial NV 4.5% 8/15/23	775,000	765,313
General Cable Corp. 5.75% 10/1/22 (c)	7,258,000	6,931,390
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	3,345,000	2,174,250
SPX Flow, Inc.:
5.625% 8/15/24 (b)	385,000	378,263
5.875% 8/15/26 (b)	385,000	376,338
		13,164,967
Chemicals - 3.3%
A. Schulman, Inc. 6.875% 6/1/23 (b)	2,425,000	2,473,500
Axalta Coating Systems 4.875% 8/15/24 (b)	1,160,000	1,154,200
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,725,000	2,026,875
10% 10/15/25	1,895,000	2,255,050
CF Industries Holdings, Inc. 5.375% 3/15/44	860,000	685,850
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	2,053,125
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,081,275
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	2,875,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,725,000	1,699,125
The Chemours Co. LLC 7% 5/15/25	1,290,000	1,270,650
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	375,000	390,938
Tronox Finance LLC 6.375% 8/15/20	7,845,000	7,148,756
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	335,000	347,144
Versum Materials, Inc. 5.5% 9/30/24 (b)	480,000	489,600
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	677,250
5.625% 10/1/24 (b)	1,095,000	1,160,700
		27,914,038
Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	45,000	45,000
Tempur Sealy International, Inc.:
5.5% 6/15/26	1,155,000	1,149,225
5.625% 10/15/23	695,000	708,900
Wolverine World Wide, Inc. 5% 9/1/26 (b)	775,000	744,000
		2,647,125
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.1557% 5/15/21 (b)(c)	2,120,000	2,162,400
4.625% 5/15/23 (b)	3,885,000	3,834,009
6% 6/30/21 (b)	1,145,000	1,155,019
7.25% 5/15/24 (b)	350,000	365,750
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	2,765,000	2,827,213
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	369,563
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	385,000	367,675
Graphic Packaging International, Inc. 4.125% 8/15/24	1,110,000	1,073,925
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	943,500
5.375% 1/15/25 (b)	1,870,000	1,872,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	1,605,000	1,621,050
Sealed Air Corp. 5.25% 4/1/23 (b)	870,000	896,100
		17,488,542
Diversified Financial Services - 5.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	770,000	739,200
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	2,225,000	2,252,813
4.5% 5/15/21	725,000	747,656
4.625% 10/30/20	1,965,000	2,046,056
Aircastle Ltd.:
4.625% 12/15/18	250,000	260,625
5% 4/1/23	755,000	759,719
5.125% 3/15/21	1,745,000	1,836,613
5.5% 2/15/22	970,000	1,018,500
6.25% 12/1/19	670,000	723,600
7.625% 4/15/20	595,000	668,631
CIT Group, Inc.:
3.875% 2/19/19	1,550,000	1,577,125
5% 8/15/22	925,000	963,156
5.375% 5/15/20	1,600,000	1,692,000
FLY Leasing Ltd.:
6.375% 10/15/21	4,525,000	4,614,568
6.75% 12/15/20	590,000	613,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,380,000	2,397,850
6% 8/1/20	650,000	647,095
ILFC E-Capital Trust I 4% 12/21/65 (b)(c)	1,170,000	1,017,900
ILFC E-Capital Trust II 4.25% 12/21/65 (b)(c)	1,750,000	1,487,500
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	3,090,000	3,090,000
International Lease Finance Corp.:
4.625% 4/15/21	915,000	949,313
5.875% 8/15/22	570,000	622,885
8.25% 12/15/20	140,000	163,800
8.625% 1/15/22	620,000	747,732
MSCI, Inc.:
4.75% 8/1/26 (b)	880,000	860,200
5.75% 8/15/25 (b)	520,000	546,000
Navient Corp.:
5% 10/26/20	345,000	348,881
6.625% 7/26/21	675,000	704,531
SLM Corp.:
4.875% 6/17/19	2,065,000	2,121,788
5.5% 1/25/23	765,000	726,750
6.125% 3/25/24	700,000	662,375
7.25% 1/25/22	605,000	626,175
8% 3/25/20	2,860,000	3,142,425
Springleaf Financial Corp. 8.25% 12/15/20	1,195,000	1,244,294
		42,621,356
Diversified Media - 2.2%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	2,720,000	2,665,600
7.625% 3/15/20	3,219,000	3,009,765
7.625% 3/15/20	430,000	424,088
Lamar Media Corp. 5.75% 2/1/26	535,000	564,800
MDC Partners, Inc. 6.5% 5/1/24 (b)	6,865,000	5,895,319
National CineMedia LLC 5.75% 8/15/26	775,000	794,375
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	4,760,000	4,855,200
		18,209,147
Energy - 11.8%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	720,000	756,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	360,000	367,200
Antero Resources Corp.:
5.125% 12/1/22	890,000	903,350
5.625% 6/1/23 (Reg. S)	815,000	830,281
Antero Resources Finance Corp. 5.375% 11/1/21	1,025,000	1,051,906
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	237,188
5.625% 6/1/24 (b)	830,000	695,125
Callon Petroleum Co. 6.125% 10/1/24 (b)	335,000	343,375
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	555,900
Chesapeake Energy Corp.:
4.875% 4/15/22	3,795,000	3,235,238
5.375% 6/15/21	3,330,000	2,880,450
5.75% 3/15/23	745,000	640,700
6.125% 2/15/21	1,501,000	1,377,168
8% 12/15/22 (b)	2,718,000	2,813,130
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,740,000	4,811,100
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	602,600
Concho Resources, Inc. 5.5% 4/1/23	60,000	61,689
Continental Resources, Inc.:
4.5% 4/15/23	770,000	748,825
5% 9/15/22	3,420,000	3,411,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	319,725
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,631,700
Denbury Resources, Inc.:
4.625% 7/15/23	1,215,000	935,550
5.5% 5/1/22	1,405,000	1,148,588
Ensco PLC:
4.5% 10/1/24	780,000	624,000
4.7% 3/15/21	230,000	205,275
5.2% 3/15/25	420,000	340,200
5.75% 10/1/44	1,156,000	757,180
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	150,000	105,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	430,000	406,350
Gulfmark Offshore, Inc. 6.375% 3/15/22	405,000	186,300
Halcon Resources Corp. 8.625% 2/1/20 (b)	775,000	794,763
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,810,000	1,828,100
5.75% 10/1/25 (b)	810,000	822,150
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	575,000	598,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	21,500
5.875% 4/1/20	75,000	45,750
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	424,125
7.5% 11/1/23 (b)	1,030,000	1,027,425
Noble Holding International Ltd.:
4.625% 3/1/21	1,160,000	922,200
5.25% 3/15/42	620,000	345,650
6.05% 3/1/41	325,000	187,688
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	997,200
NRG Yield Operating LLC 5% 9/15/26 (b)	775,000	734,313
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	135,725
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	165,000	170,775
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)	2,455,000	2,344,525
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	152,288
PDC Energy, Inc. 6.125% 9/15/24 (b)	290,000	297,250
Plains Exploration & Production Co.:
6.75% 2/1/22	805,000	837,200
6.875% 2/15/23	770,000	823,900
Range Resources Corp. 5% 3/15/23 (b)	385,000	369,600
Rice Energy, Inc.:
6.25% 5/1/22	445,000	455,013
7.25% 5/1/23	325,000	341,250
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	739,200
5.625% 11/15/23	675,000	641,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	985,000	1,044,100
5.625% 4/15/23 (c)	3,785,000	3,955,325
5.625% 3/1/25	960,000	1,000,800
5.75% 5/15/24	1,360,000	1,434,800
6.25% 3/15/22	2,630,000	2,833,825
SM Energy Co.:
5% 1/15/24	1,345,000	1,267,663
5.625% 6/1/25	1,160,000	1,113,600
6.125% 11/15/22	1,980,000	1,984,950
6.5% 11/15/21	650,000	658,125
6.5% 1/1/23	1,650,000	1,658,250
6.75% 9/15/26	520,000	534,300
Southwestern Energy Co.:
4.1% 3/15/22	1,940,000	1,784,800
5.8% 1/23/20 (c)	2,470,000	2,519,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	355,000	351,450
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	1,680,000	1,697,842
6.375% 4/1/23	2,075,000	2,080,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,200,738
5.125% 2/1/25 (b)	470,000	463,834
5.25% 5/1/23	330,000	328,350
5.375% 2/1/27 (b)	470,000	464,125
6.375% 8/1/22	311,000	320,330
6.75% 3/15/24	235,000	249,100
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	612,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	908,460
6.125% 10/15/21	890,000	931,163
6.25% 10/15/22	2,075,000	2,220,250
Transocean, Inc. 9% 7/15/23 (b)	770,000	779,625
Weatherford International Ltd.:
4.5% 4/15/22	385,000	333,749
6.5% 8/1/36	770,000	592,900
7% 3/15/38	2,190,000	1,741,050
7.75% 6/15/21	1,285,000	1,256,088
8.25% 6/15/23	2,940,000	2,866,500
9.875% 2/15/24 (b)	420,000	432,600
Weatherford International, Inc. 6.8% 6/15/37	1,770,000	1,398,300
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,268,500
Whiting Petroleum Corp.:
5% 3/15/19	345,000	340,688
5.75% 3/15/21	1,705,000	1,679,425
6.25% 4/1/23	465,000	453,956
WPX Energy, Inc.:
6% 1/15/22	1,195,000	1,224,505
7.5% 8/1/20	675,000	712,125
8.25% 8/1/23	730,000	804,825
		99,541,987
Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)	785,000	790,888
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,556,250
5.625% 2/15/24	400,000	411,000
5.875% 3/15/25	2,285,000	2,347,838
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)	1,089,984	719,389
		5,825,365
Environmental - 1.0%
Clean Harbors, Inc. 5.125% 6/1/21	310,000	316,200
Covanta Holding Corp.:
5.875% 3/1/24	1,650,000	1,577,813
6.375% 10/1/22	1,081,000	1,072,893
7.25% 12/1/20	825,000	848,719
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,780,000
Tervita Corp.:
8% 11/15/18 (b)	1,675,000	1,679,188
9.75% 11/1/19 (b)	1,340,000	20,100
10.875% 2/15/18 (b)	1,085,000	59,675
		8,354,588
Food & Drug Retail - 2.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	2,145,000	2,104,889
6.625% 6/15/24 (b)	870,000	899,232
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	5,835,000	3,282,188
9.25% 2/15/19 (b)	7,149,000	5,683,455
Performance Food Group, Inc. 5.5% 6/1/24 (b)	500,000	501,250
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,728,672
7.7% 2/15/27	364,000	449,540
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	6,255,000	5,394,938
		20,044,164
Food/Beverage/Tobacco - 3.1%
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,798,238
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,515,000	6,221,825
Cott Beverages, Inc.:
5.375% 7/1/22	70,000	70,263
6.75% 1/1/20	40,000	41,400
ESAL GmbH 6.25% 2/5/23 (b)	4,585,000	4,380,968
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,160,000	2,168,100
7.75% 10/28/20 (b)	2,380,000	2,481,150
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	785,000	769,300
7.25% 6/1/21 (b)	1,995,000	2,054,850
7.25% 6/1/21 (b)	605,000	623,150
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	1,055,000	1,050,384
4.875% 11/1/26 (b)	635,000	631,825
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,120,000	1,992,800
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	442,050
Post Holdings, Inc. 7.75% 3/15/24 (b)	580,000	639,450
U.S. Foods, Inc. 5.875% 6/15/24 (b)	770,000	789,250
		26,155,003
Gaming - 1.2%
Boyd Gaming Corp. 6.375% 4/1/26 (b)	395,000	411,788
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	352,763
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	430,000	450,425
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	1,100,000	1,053,250
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	754,050
8.625% 2/1/19	894,000	992,340
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	2,225,825
7% 1/1/22 (b)	1,085,000	1,144,675
10% 12/1/22	1,485,000	1,392,188
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	438,325
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,310,000	1,316,550
		10,532,179
Healthcare - 11.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	684,575
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,495,000	1,420,250
AmSurg Corp. 5.625% 7/15/22	985,000	1,005,931
Centene Corp. 4.75% 5/15/22	1,190,000	1,172,150
Community Health Systems, Inc.:
5.125% 8/1/21	3,810,000	3,445,669
6.875% 2/1/22	16,401,000	10,937,417
7.125% 7/15/20	1,285,000	905,925
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	725,000	746,750
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,262,625
5.125% 7/15/24	1,500,000	1,481,250
Endo Finance LLC:
5.375% 1/15/23 (b)(c)	1,755,000	1,531,238
5.75% 1/15/22 (b)	270,000	243,338
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	2,045,000	1,820,050
6.5% 2/1/25 (b)(c)	4,265,000	3,641,244
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	730,438
5.25% 6/15/26	1,105,000	1,106,193
5.375% 2/1/25	3,515,000	3,440,306
5.875% 3/15/22	620,000	665,725
5.875% 5/1/23	1,150,000	1,181,625
5.875% 2/15/26	1,300,000	1,295,125
6.25% 2/15/21	1,045,000	1,096,728
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,002,500
5.75% 9/15/25	695,000	693,263
Horizon Pharma PLC 6.625% 5/1/23	2,860,000	2,695,550
Horizon Pharma, Inc. 8.75% 11/1/24 (b)	660,000	669,108
IMS Health, Inc. 5% 10/15/26 (b)	1,055,000	1,041,813
Kindred Healthcare, Inc.:
8% 1/15/20	4,070,000	3,876,675
8.75% 1/15/23	1,255,000	1,116,950
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	390,000	382,200
5.625% 10/15/23 (b)	900,000	814,500
5.75% 8/1/22 (b)	730,000	680,725
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	490,000	459,375
5.5% 5/1/24	575,000	563,500
6.375% 3/1/24	735,000	753,375
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	2,845,000	2,375,575
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	2,175,000	2,164,125
5.5% 2/1/21	3,170,000	3,253,213
Teleflex, Inc. 4.875% 6/1/26	1,015,000	1,004,850
Tenet Healthcare Corp.:
4.3503% 6/15/20 (c)	1,235,000	1,235,000
4.375% 10/1/21	3,120,000	2,971,800
4.5% 4/1/21	220,000	213,400
6% 10/1/20	395,000	402,406
8.125% 4/1/22	6,764,000	6,189,060
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	2,840,000	2,385,600
5.5% 3/1/23 (b)	2,050,000	1,506,750
5.625% 12/1/21 (b)	590,000	454,300
5.875% 5/15/23 (b)	6,890,000	5,133,050
6.125% 4/15/25 (b)	5,390,000	3,988,600
6.75% 8/15/21 (b)	1,270,000	1,047,750
7% 10/1/20 (b)	1,295,000	1,120,175
7.25% 7/15/22 (b)	3,835,000	3,144,700
7.5% 7/15/21 (b)	1,785,000	1,508,325
VPI Escrow Corp. 6.375% 10/15/20 (b)	3,205,000	2,724,250
		97,387,015
Homebuilders/Real Estate - 1.1%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	560,000	595,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	270,000	271,350
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	470,000	467,650
6.5% 12/15/20 (b)	815,000	827,225
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	320,250
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	780,813
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	628,838
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	420,000	407,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	2,265,000	2,276,325
TRI Pointe Homes, Inc. 5.875% 6/15/24	300,000	304,125
WCI Communities, Inc. 6.875% 8/15/21	385,000	404,250
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	348,450
7% 8/15/22	1,030,000	1,068,625
8.5% 11/15/20	880,000	915,200
		9,615,501
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,765,000	2,675,138
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	1,080,000	1,058,400
		3,733,538
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	803,000	820,064
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	2,640,000	2,613,600
		3,433,664
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (b)	250,000	208,750
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	615,000	630,375
7.25% 11/30/21 (b)	1,295,000	1,337,088
		2,176,213
Metals/Mining - 2.0%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	280,000	294,700
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 12% 11/1/21	192,000	197,760
CONSOL Energy, Inc. 5.875% 4/15/22	865,000	830,400
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	443,300
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	950,000	939,313
7% 2/15/21 (b)	890,000	876,650
7.25% 5/15/22 (b)	245,000	237,650
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,878,803
3.875% 3/15/23	1,510,000	1,419,400
4.55% 11/14/24	3,695,000	3,510,250
5.4% 11/14/34	1,540,000	1,347,500
Murray Energy Corp. 11.25% 4/15/21 (b)	860,000	610,600
Novelis Corp.:
5.875% 9/30/26 (b)	775,000	774,031
6.25% 8/15/24 (b)	775,000	802,125
Peabody Energy Corp. 10% 3/15/22 (b)(d)	625,000	537,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	450,000	445,500
Teck Resources Ltd.:
8% 6/1/21 (b)	580,000	637,072
8.5% 6/1/24 (b)	715,000	834,763
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)	770,000	0
		16,617,317
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	335,000	327,463
Louisiana-Pacific Corp. 4.875% 9/15/24 (b)	385,000	373,931
NewPage Corp. 11.375% 12/31/14 (d)	4,077,567	0
		701,394
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	1,135,000	1,146,350
Services - 4.0%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	1,150,000	1,037,875
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	5,460,000	4,518,150
APX Group, Inc.:
6.375% 12/1/19	1,493,000	1,530,325
7.875% 12/1/22	2,310,000	2,465,925
8.75% 12/1/20	2,205,000	2,160,900
Aramark Services, Inc.:
4.75% 6/1/26 (b)	770,000	745,938
5.125% 1/15/24	530,000	544,135
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	790,000	762,350
Corrections Corp. of America 5% 10/15/22	570,000	562,875
Everi Payments, Inc. 10% 1/15/22	220,000	207,900
Garda World Security Corp. 7.25% 11/15/21 (b)	880,000	814,000
Hertz Corp. 6.25% 10/15/22	935,000	881,238
IHS Markit Ltd. 5% 11/1/22 (b)	200,000	205,044
Laureate Education, Inc. 10% 9/1/19 (b)(c)	13,525,000	13,000,906
The GEO Group, Inc. 6% 4/15/26	345,000	331,200
The ServiceMaster Co. 5.125% 11/15/24 (b)	860,000	862,150
TMS International Corp. 7.625% 10/15/21 (b)	185,000	151,238
United Rentals North America, Inc.:
5.5% 5/15/27	1,030,000	1,029,794
5.875% 9/15/26	1,975,000	2,014,500
		33,826,443
Steel - 0.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	665,000	729,838
Commercial Metals Co. 4.875% 5/15/23	590,000	590,885
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	780,000	780,000
		2,100,723
Super Retail - 1.2%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	3,580,000	3,665,025
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,133,438
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (b)(c)	1,882,478	580,091
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	1,105,000	502,775
9% 3/15/19 (b)	2,490,000	1,207,650
DBP Holding Corp. 7.75% 10/15/20 (b)	2,085,000	1,271,850
JC Penney Corp., Inc.:
6.375% 10/15/36	911,000	742,465
7.4% 4/1/37	595,000	526,575
Netflix, Inc. 4.375% 11/15/26 (b)	860,000	837,434
		10,467,303
Technology - 2.5%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	507,375
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,370,000	637,050
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)(e)	915,000	951,600
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	1,540,000	1,604,742
5.875% 6/15/21 (b)	1,820,000	1,916,895
6.02% 6/15/26 (b)	491,000	514,121
7.125% 6/15/24 (b)	800,000	873,975
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)	865,000	906,088
Lucent Technologies, Inc.:
6.45% 3/15/29	3,375,000	3,535,313
6.5% 1/15/28	190,000	198,550
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,455,000	2,400,033
5.5% 2/1/25	350,000	343,875
7.5% 9/15/23 (b)	1,220,000	1,348,100
Open Text Corp. 5.875% 6/1/26 (b)	770,000	800,800
Parametric Technology Corp. 6% 5/15/24	280,000	294,700
Qorvo, Inc. 6.75% 12/1/23	770,000	831,115
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	713,813
VeriSign, Inc. 4.625% 5/1/23	695,000	706,294
Western Digital Corp.:
7.375% 4/1/23 (b)	815,000	880,200
10.5% 4/1/24 (b)	605,000	700,288
		20,664,927
Telecommunications - 9.1%
Altice Financing SA:
6.5% 1/15/22 (b)	2,900,000	2,988,813
6.625% 2/15/23 (b)	1,565,000	1,588,475
7.5% 5/15/26 (b)	1,715,000	1,738,581
Altice Finco SA:
7.625% 2/15/25 (b)	1,455,000	1,429,538
8.125% 1/15/24 (b)	2,985,000	3,067,088
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,134,000
Cincinnati Bell, Inc. 7% 7/15/24 (b)	775,000	809,875
Columbus International, Inc. 7.375% 3/30/21 (b)	5,230,000	5,563,413
CommScope Technologies Finance LLC 6% 6/15/25 (b)	405,000	422,213
Digicel Group Ltd. 6% 4/15/21 (b)	2,035,000	1,767,662
Frontier Communications Corp.:
8.875% 9/15/20	455,000	474,906
10.5% 9/15/22	1,385,000	1,430,013
11% 9/15/25	3,725,000	3,734,313
GCI, Inc. 6.875% 4/15/25	1,835,000	1,830,413
Inmarsat Finance PLC 4.875% 5/15/22 (b)	395,000	376,238
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,410,000	1,572,525
7.5% 4/1/21	510,000	369,429
8% 2/15/24 (b)	790,000	795,925
Intelsat Luxembourg SA 7.75% 6/1/21	920,000	318,550
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,007,488
5.25% 3/15/26 (b)	790,000	776,175
5.375% 1/15/24	1,765,000	1,773,825
5.375% 5/1/25	335,000	333,325
5.625% 2/1/23	830,000	842,450
Millicom International Cellular SA 4.75% 5/22/20 (b)	410,000	412,050
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,607,200
10.125% 1/15/23 (b)	1,175,000	1,354,188
10.875% 10/15/25 (b)	835,000	972,775
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,790,000	1,857,125
SFR Group SA:
6% 5/15/22 (b)	1,865,000	1,878,988
6.25% 5/15/24 (b)	695,000	687,181
7.375% 5/1/26 (b)	1,955,000	1,950,113
Sprint Capital Corp.:
6.875% 11/15/28	1,685,000	1,620,802
6.9% 5/1/19	870,000	906,975
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,287,674
Sprint Corp.:
7.125% 6/15/24	2,595,000	2,580,416
7.25% 9/15/21	2,850,000	2,921,250
7.875% 9/15/23	3,935,000	4,062,888
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,204,625
6% 4/15/24	1,840,000	1,932,000
6.125% 1/15/22	1,155,000	1,209,377
6.5% 1/15/26	630,000	680,400
6.625% 4/1/23	3,625,000	3,833,438
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	735,000	750,619
ViaSat, Inc. 6.875% 6/15/20	870,000	895,378
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,455,000	2,457,455
7.375% 4/23/21 (b)	290,000	295,800
		76,503,950
Transportation Ex Air/Rail - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,170,000	1,784,825
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	5,435,000	3,233,825
8.125% 2/15/19	2,475,000	1,744,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	361,200
Teekay Corp. 8.5% 1/15/20	3,525,000	3,234,188
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)	1,230,000	246,000
		10,604,913
Utilities - 3.4%
Calpine Corp. 5.5% 2/1/24	2,045,000	1,952,975
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	1,540,000	1,552,513
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,655,000	1,700,513
Dynegy, Inc.:
7.375% 11/1/22	3,800,000	3,610,000
7.625% 11/1/24	7,470,000	6,872,400
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,025,000	968,625
7% 6/15/23	2,475,000	2,363,625
InterGen NV 7% 6/30/23 (b)	4,780,000	4,110,800
NRG Energy, Inc. 7.875% 5/15/21	70,000	72,625
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	834,982	895,518
PPL Energy Supply LLC:
4.6% 12/15/21	925,000	746,938
6.5% 6/1/25	810,000	639,900
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)	2,225,000	2,116,531
The AES Corp.:
3.8421% 6/1/19 (c)	180,000	178,650
6% 5/15/26	1,515,000	1,488,488
		29,270,101

TOTAL NONCONVERTIBLE BONDS		683,372,245

TOTAL CORPORATE BONDS
(Cost $698,271,611)		683,667,853

Commercial Mortgage Securities - 0.0%
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24(b)(c)
(Cost $2,562)	3,990	3,597
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	13,838	421,229
Chassix Holdings, Inc. warrants 7/29/20 (f)	3,722	23,449

TOTAL AUTOMOTIVE & AUTO PARTS		444,678

Banks & Thrifts - 0.0%
CIT Group, Inc.	9,691	395,877
Metals/Mining - 0.0%
Walter Energy Guc Trust	11	3,276
Warrior Met Coal LLC Class A (g)	399	118,814

TOTAL METALS/MINING		122,090

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)	78,000	101,400
TOTAL COMMON STOCKS
(Cost $2,800,056)		1,064,045

Convertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25%	2,366	2,770,586
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75%	3,500	1,848,438
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,424,860)		4,619,024
	Principal Amount	Value

Bank Loan Obligations - 7.2%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.8214% 2/28/20 (c)	610,493	611,672
Tranche D, term loan 3.8316% 6/4/21 (c)	943,288	945,646

TOTAL AEROSPACE		1,557,318

Air Transportation - 0.1%
XPO Logistics, Inc. Tranche B2 1LN, term loan 4.25% 10/30/21 (c)	569,681	575,070
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	161,199	161,199
Broadcasting - 0.3%
CBS Radio, Inc. term loan 4.5% 10/17/23 (c)	1,872,005	1,880,204
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	519,887	519,700

TOTAL BROADCASTING		2,399,904

Cable/Satellite TV - 0.3%
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)	392,969	393,952
Tranche F, term loan 3% 1/3/21 (c)	746,035	747,318
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)	1,545,000	1,546,746

TOTAL CABLE/SATELLITE TV		2,688,016

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	934,319	937,047
SRAM LLC. Tranche B, term loan 4.0224% 4/10/20 (c)	628,232	617,634

TOTAL CAPITAL GOODS		1,554,681

Chemicals - 0.2%
MacDermid, Inc. term loan 5% 6/7/23 (c)	280,000	282,318
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	401,302	403,561
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)	966,180	964,875

TOTAL CHEMICALS		1,650,754

Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)	1,180,000	1,185,758
Energy - 0.4%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)	825,000	897,188
Energy Transfer Equity LP Tranche B, term loan 3.3868% 12/2/19 (c)	1,420,000	1,414,277
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	1,171,987	662,911

TOTAL ENERGY		2,974,376

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	732,813	732,996
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)	785,000	793,345
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	4,372,554	4,369,843
Healthcare - 0.8%
Community Health Systems, Inc. Tranche H, term loan 4% 1/27/21 (c)	1,213,043	1,145,113
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)	1,407,809	1,347,977
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)	1,184,386	1,172,542
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)	2,069,040	2,024,701
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 5.25% 8/5/20 (c)	1,435,309	1,417,368

TOTAL HEALTHCARE		7,107,701

Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	4,164,157	4,167,031
Services - 1.7%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)	1,982,900	1,876,320
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 5.25% 10/19/23 (c)	1,530,000	1,532,555
ARAMARK Corp. Tranche F, term loan 3.3377% 2/24/21 (c)	1,384,500	1,395,313
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	2,058,948	2,026,952
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (c)	1,114,874	1,094,673
Tranche DD, term loan 4% 11/8/20 (c)	285,200	280,033
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (c)	5,911,084	5,838,437

TOTAL SERVICES		14,044,283

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)	693,263	695,862
Super Retail - 0.7%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	1,757,864	1,505,909
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)	3,689,539	2,365,917
PetSmart, Inc. term loan 4% 3/11/22 (c)	1,173,267	1,176,411
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)	1,196,226	1,166,321

TOTAL SUPER RETAIL		6,214,558

Technology - 0.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)	955,081	932,398
Kronos, Inc. term loan 5% 11/1/23 (c)	1,750,000	1,753,833
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (c)	821,245	817,139

TOTAL TECHNOLOGY		3,503,370

Telecommunications - 0.1%
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (c)	785,000	770,281
Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (c)	1,708,526	1,687,169
Cortes NP Acquisition Corp. Tranche B, term loan 6% 9/30/23 (c)	1,180,000	1,167,468
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)	780,000	783,292

TOTAL UTILITIES		3,637,929

TOTAL BANK LOAN OBLIGATIONS
(Cost $61,295,657)		60,784,275

Preferred Securities - 4.6%
Banks & Thrifts - 4.6%
Bank of America Corp.:
6.1% (c)(h)	1,850,000	1,873,381
6.25% (c)(h)	1,320,000	1,333,241
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,733,143
Barclays PLC:
6.625% (c)(h)	6,135,000	5,592,693
8.25% (c)(h)	1,460,000	1,510,884
Citigroup, Inc.:
5.875% (c)(h)	5,905,000	5,967,292
6.3% (c)(h)	910,000	904,571
Credit Agricole SA:
6.625% (b)(c)(h)	1,410,000	1,342,707
7.875% (b)(c)(h)	1,995,000	1,997,390
8.125% (b)(c)(h)	780,000	819,945
Credit Suisse Group AG:
6.25% (b)(c)(h)	560,000	542,274
7.5% (b)(c)(h)	855,000	897,067
Deutsche Bank AG 7.5% (c)(h)	710,000	628,568
Goldman Sachs Group, Inc. 5.375% (c)(h)	670,000	664,552
JPMorgan Chase & Co.:
5.3% (c)(h)	1,675,000	1,699,107
6.125% (c)(h)	470,000	476,350
6.75% (c)(h)	910,000	998,614
Lloyds Banking Group PLC 7.5% (c)(h)	1,960,000	2,025,450
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	2,815,000	2,576,498
8% (c)(h)	590,000	547,890
8.625% (c)(h)	1,610,000	1,607,490
Societe Generale:
6% (b)(c)(h)	220,000	197,584
8% (b)(c)(h)	1,740,000	1,718,550
TOTAL PREFERRED SECURITIES
(Cost $39,152,559)		38,655,241
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.39% (i)
(Cost $49,549,212)	49,547,433	49,557,342
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $855,496,517)		838,351,377
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,299,166
NET ASSETS - 100%		$843,650,543

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,899,338 or 40.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,814 or 0.0% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$771,969

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,150

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$444,678	$--	$--	$444,678
Energy	1,967,252	--	1,848,438	118,814
Financials	3,166,463	3,166,463	--	--
Materials	3,276	--	--	3,276
Telecommunication Services	101,400	101,400	--	--
Corporate Bonds	683,667,853	--	683,667,853	--
Commercial Mortgage Securities	3,597	--	--	3,597
Bank Loan Obligations	60,784,275	--	60,623,076	161,199
Preferred Securities	38,655,241	--	38,655,241	--
Money Market Funds	49,557,342	49,557,342	--	--
Total Investments in Securities:	$838,351,377	$52,825,205	$784,794,608	$731,564

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $855,691,986. Net unrealized depreciation aggregated $17,340,609, of which $27,447,123 related to appreciated investment securities and $44,787,732 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

November 30, 2016

SHI-QTLY-0117
1.824030.111

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.2%
	Principal Amount	Value
Air Transportation - 1.9%
Air Canada 7.75% 4/15/21 (a)	$1,820,000	$1,988,350
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,714,788
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,038,400
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,919,950
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	380,118	418,130
5.5% 4/29/22	689,265	720,282
9.25% 5/10/17	103,491	105,949
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	624,948	710,878
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	875,738	919,525

TOTAL AIR TRANSPORTATION		14,536,252

Automotive & Auto Parts - 1.3%
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (a)(b)	620,000	626,200
4.5% 9/15/23 pay-in-kind (a)(b)	2,095,000	2,042,625
4.75% 9/15/26 pay-in-kind (a)(b)	510,000	485,775
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,030,000	2,014,775
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,170,000	1,210,950
4.75% 4/29/25 (a)	3,790,000	3,797,106

TOTAL AUTOMOTIVE & AUTO PARTS		10,177,431

Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,501,000
5.75% 11/20/25	1,700,000	1,683,000
Royal Bank Scotland Group PLC 5.125% 5/28/24	3,630,000	3,524,084

TOTAL BANKS & THRIFTS		6,708,084

Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	625,000	625,781
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	930,000	923,025

TOTAL BROADCASTING		1,548,806

Building Materials - 2.4%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	7,395,000	7,524,413
6% 10/15/25 (a)	1,710,000	1,778,400
Eagle Materials, Inc. 4.5% 8/1/26	1,520,000	1,493,400
Masco Corp.:
3.5% 4/1/21	810,000	814,455
4.375% 4/1/26	1,030,000	1,037,725
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,120,000	2,204,800
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,525,512

TOTAL BUILDING MATERIALS		18,378,705

Cable/Satellite TV - 4.3%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,622,044
5.5% 5/15/26 (a)	2,025,000	2,004,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	565,125
5.125% 5/1/23 (a)	2,980,000	3,052,638
5.5% 5/1/26 (a)	2,510,000	2,535,100
5.75% 2/15/26 (a)	1,570,000	1,613,175
5.875% 4/1/24 (a)	2,130,000	2,255,138
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	1,998,422
DISH DBS Corp. 5.125% 5/1/20	3,280,000	3,370,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,120,050
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	653,250
5.5% 8/15/26 (a)	2,890,000	2,832,200
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,725,000	1,656,000

TOTAL CABLE/SATELLITE TV		33,278,092

Capital Goods - 0.0%
Belden, Inc. 5.25% 7/15/24 (a)	330,000	328,350
Chemicals - 0.5%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	708,276
3.45% 6/1/23	1,790,000	1,616,370
4.5% 12/1/26 (a)	515,000	504,941
Versum Materials, Inc. 5.5% 9/30/24 (a)	930,000	948,600

TOTAL CHEMICALS		3,778,187

Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,525,000	3,525,000
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (a)(b)	4,505,000	4,583,838
4.1557% 5/15/21 (a)(b)	1,525,000	1,555,500
4.625% 5/15/23 (a)	2,510,000	2,477,056
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,510,000	1,442,050

TOTAL CONTAINERS		10,058,444

Diversified Financial Services - 9.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	2,014,875
4.625% 7/1/22	1,410,000	1,459,350
5% 10/1/21	4,690,000	4,936,225
Aircastle Ltd.:
5% 4/1/23	520,000	523,250
5.125% 3/15/21	4,735,000	4,983,588
6.25% 12/1/19	8,390,000	9,061,200
FLY Leasing Ltd. 6.375% 10/15/21	1,665,000	1,697,957
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,311,205
5.875% 2/1/22	22,275,000	21,439,666
6% 8/1/20	2,965,000	2,951,746
ILFC E-Capital Trust II 4.25% 12/21/65 (a)(b)	1,755,000	1,491,750
International Lease Finance Corp.:
4.625% 4/15/21	510,000	529,125
6.25% 5/15/19	2,165,000	2,330,190
MSCI, Inc.:
4.75% 8/1/26 (a)	2,535,000	2,477,963
5.25% 11/15/24 (a)	3,460,000	3,576,775
Navient Corp.:
5% 10/26/20	170,000	171,913
5.875% 3/25/21	680,000	697,000
5.875% 10/25/24	570,000	527,250
SLM Corp.:
4.875% 6/17/19	1,850,000	1,900,875
5.5% 1/15/19	2,485,000	2,564,769
5.5% 1/25/23	4,755,000	4,517,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		72,163,922

Energy - 11.0%
Antero Resources Corp.:
5.125% 12/1/22	4,870,000	4,943,050
5.625% 6/1/23 (Reg. S)	4,530,000	4,614,938
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,070,000	1,139,550
Concho Resources, Inc. 5.5% 4/1/23	675,000	694,001
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,061,000	2,019,780
Ensco PLC:
4.5% 10/1/24	455,000	364,000
5.2% 3/15/25	2,310,000	1,871,100
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,895,000	3,003,563
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,247,000	6,309,470
5.75% 10/1/25 (a)	1,470,000	1,492,050
Noble Holding International Ltd. 4.625% 3/1/21	2,245,000	1,784,775
NRG Yield Operating LLC 5% 9/15/26 (a)	2,445,000	2,316,638
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,525,000	1,566,938
Pride International, Inc. 6.875% 8/15/20	1,645,000	1,678,311
Sabine Pass Liquefaction LLC:
5% 3/15/27 (a)	1,700,000	1,678,750
5.625% 2/1/21 (b)	6,450,000	6,837,000
5.625% 3/1/25	10,850,000	11,311,125
5.75% 5/15/24	7,260,000	7,659,300
5.875% 6/30/26 (a)	1,490,000	1,573,813
6.25% 3/15/22	1,165,000	1,255,288
Southwestern Energy Co.:
5.8% 1/23/20 (b)	1,150,000	1,173,000
6.7% 1/23/25 (b)	625,000	618,750
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,650,000	1,658,250
6.375% 4/1/23	3,030,000	3,037,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,121,100
5.125% 2/1/25 (a)	460,000	453,965
5.25% 5/1/23	275,000	273,625
5.375% 2/1/27 (a)	460,000	454,250
6.75% 3/15/24	1,640,000	1,738,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	514,706
5.875% 10/1/20	620,000	638,600
6.125% 10/15/21	350,000	366,188
6.25% 10/15/22	935,000	1,000,450
The Williams Companies, Inc.:
3.7% 1/15/23	1,500,000	1,413,750
4.55% 6/24/24	3,855,000	3,758,625
Weatherford International Ltd.:
7.75% 6/15/21	1,110,000	1,085,025
8.25% 6/15/23	1,490,000	1,452,750

TOTAL ENERGY		84,872,449

Environmental - 0.4%
Covanta Holding Corp. 5.875% 3/1/24	3,400,000	3,251,250
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	3,055,000	2,916,111
Food/Beverage/Tobacco - 4.8%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,690,000
ESAL GmbH 6.25% 2/5/23 (a)	9,420,000	9,000,810
JBS Investments GmbH:
7.25% 4/3/24 (a)	4,285,000	4,301,069
7.75% 10/28/20 (a)	2,320,000	2,418,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	3,850,000	3,830,750
7.25% 6/1/21 (a)	865,000	890,950
7.25% 6/1/21 (a)	2,335,000	2,405,050
8.25% 2/1/20 (a)	3,235,000	3,323,963
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	585,000	582,441
4.875% 11/1/26 (a)	595,000	592,025
Minerva Luxembourg SA 6.5% 9/20/26 (a)	575,000	540,500
Vector Group Ltd. 7.75% 2/15/21	7,568,000	7,889,640

TOTAL FOOD/BEVERAGE/TOBACCO		37,465,798

Gaming - 4.5%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	355,000	362,988
MCE Finance Ltd. 5% 2/15/21 (a)	7,625,000	7,642,438
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	4,455,000	4,265,663
Scientific Games Corp. 7% 1/1/22 (a)	2,115,000	2,231,325
Wynn Macau Ltd. 5.25% 10/15/21 (a)	20,115,000	20,215,575

TOTAL GAMING		34,717,989

Healthcare - 3.4%
Centene Corp. 4.75% 1/15/25	1,535,000	1,469,763
HCA Holdings, Inc.:
4.5% 2/15/27	3,115,000	2,935,888
5% 3/15/24	1,030,000	1,032,575
5.25% 6/15/26	7,245,000	7,252,825
IMS Health, Inc. 5% 10/15/26 (a)	1,030,000	1,017,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	365,000	357,700
5.5% 4/15/25 (a)	1,595,000	1,355,750
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	325,000	304,688
6.375% 3/1/24	960,000	984,000
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	665,000	661,675
5.5% 2/1/21	5,385,000	5,526,356
Teleflex, Inc. 4.875% 6/1/26	2,465,000	2,440,350
Universal Health Services, Inc. 4.75% 8/1/22 (a)	565,000	570,650

TOTAL HEALTHCARE		25,909,345

Homebuilders/Real Estate - 1.8%
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,173,163
4.875% 12/15/23	1,310,000	1,290,350
PulteGroup, Inc.:
4.25% 3/1/21	4,300,000	4,375,250
5% 1/15/27	1,000,000	941,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,717,800
5.625% 3/1/24 (a)	1,500,000	1,507,500
5.875% 4/15/23 (a)	785,000	790,888
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	727,750
4.875% 6/1/26	710,000	727,750

TOTAL HOMEBUILDERS/REAL ESTATE		14,251,701

Hotels - 0.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,815,000	1,778,700
Leisure - 0.6%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	515,000	527,875
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,290,000	2,318,625
Speedway Motorsports, Inc. 5.125% 2/1/23	2,135,000	2,124,325

TOTAL LEISURE		4,970,825

Metals/Mining - 1.0%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,735,000	1,642,178
3.875% 3/15/23	425,000	399,500
4.55% 11/14/24	2,320,000	2,204,000
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,545,000	3,778,970

TOTAL METALS/MINING		8,024,648

Paper - 0.3%
Sappi Papier Holding GmbH 7.75% 7/15/17 (a)	1,855,000	1,882,825
Publishing/Printing - 0.5%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,265,000	2,140,425
7.875% 3/15/21	1,535,000	1,588,725

TOTAL PUBLISHING/PRINTING		3,729,150

Services - 3.7%
APX Group, Inc. 6.375% 12/1/19	14,010,000	14,360,250
Aramark Services, Inc.:
4.75% 6/1/26 (a)	2,415,000	2,339,531
5.125% 1/15/24 (a)	4,015,000	4,122,080
The ServiceMaster Co. 5.125% 11/15/24 (a)	1,160,000	1,162,900
United Rentals North America, Inc.:
4.625% 7/15/23	5,692,000	5,862,760
5.5% 7/15/25	1,040,000	1,047,800

TOTAL SERVICES		28,895,321

Steel - 2.9%
Steel Dynamics, Inc.:
5% 12/15/26 (a)	1,630,000	1,638,150
5.125% 10/1/21	8,800,000	9,174,000
5.25% 4/15/23	1,300,000	1,348,750
5.5% 10/1/24	6,715,000	7,101,113
6.125% 8/15/19	3,407,000	3,522,838

TOTAL STEEL		22,784,851

Super Retail - 0.7%
L Brands, Inc.:
5.625% 10/15/23	700,000	744,625
6.75% 7/1/36	1,495,000	1,476,313
6.875% 11/1/35	1,010,000	1,010,000
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,126,875

TOTAL SUPER RETAIL		5,357,813

Technology - 6.2%
Lucent Technologies, Inc.:
6.45% 3/15/29	4,490,000	4,703,275
6.5% 1/15/28	515,000	538,175
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,135,000	2,108,313
5.25% 1/15/24 (a)	695,000	679,439
5.625% 1/15/26 (a)	3,060,000	2,983,500
NCR Corp. 4.625% 2/15/21	570,000	581,400
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	4,717,000	4,823,133
6% 7/1/24 (a)	1,995,000	2,049,863
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,546,025
4.125% 6/1/21 (a)	4,975,000	5,186,438
4.625% 6/15/22 (a)	2,450,000	2,590,875
4.625% 6/1/23 (a)	995,000	1,049,725
Open Text Corp. 5.875% 6/1/26 (a)	3,260,000	3,390,400
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	6,961,937
7% 12/1/25	3,345,000	3,629,325
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,240,000	1,416,700
Sensata Technologies BV 5% 10/1/25 (a)	1,460,000	1,438,100
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,476,975

TOTAL TECHNOLOGY		48,153,598

Telecommunications - 10.1%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	917,256
6.625% 2/15/23 (a)	3,480,000	3,532,200
7.5% 5/15/26 (a)	6,520,000	6,609,650
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,734,601
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,455,000	5,455,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,361,500
Sprint Communications, Inc.:
7% 3/1/20 (a)	2,980,000	3,205,348
9% 11/15/18 (a)	3,760,000	4,131,300
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,797,913
6% 4/15/24	1,450,000	1,522,500
6.375% 3/1/25	5,795,000	6,193,406
6.464% 4/28/19	4,455,000	4,527,394
6.5% 1/15/24	1,700,000	1,816,331
6.5% 1/15/26	1,360,000	1,468,800
6.542% 4/28/20	2,030,000	2,095,342
6.625% 4/1/23	6,980,000	7,381,350
Telecom Italia Capital SA:
6% 9/30/34	2,501,000	2,338,435
6.375% 11/15/33	1,010,000	964,550
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	1,970,000
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	8,178,170

TOTAL TELECOMMUNICATIONS		78,201,046

Utilities - 5.1%
Calpine Corp. 5.25% 6/1/26 (a)	3,125,000	3,054,688
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,141,068
DPL, Inc. 6.75% 10/1/19	3,375,000	3,459,375
NRG Energy, Inc. 6.25% 5/1/24	2,355,000	2,278,463
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,630,463	8,183,672
PPL Energy Supply LLC 6.5% 6/1/25	620,000	489,800
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	6,480,000	6,164,100
The AES Corp.:
3.8421% 6/1/19 (b)	204,000	202,470
4.875% 5/15/23	5,470,000	5,305,900
6% 5/15/26	1,555,000	1,527,788
7.375% 7/1/21	5,414,000	5,941,865

TOTAL UTILITIES		39,749,189

TOTAL NONCONVERTIBLE BONDS
(Cost $609,397,551)		621,393,882

Bank Loan Obligations - 7.5%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.8316% 6/4/21 (b)	3,327,786	3,336,105
Tranche F, term loan 3.75% 6/9/23 (b)	1,695,000	1,698,187

TOTAL AEROSPACE		5,034,292

Air Transportation - 1.1%
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (b)	8,120,884	8,138,912
Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.0353% 10/4/23 (b)	1,420,000	1,425,921
Building Materials - 0.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 10/31/23 (b)	1,865,000	1,871,994
Cable/Satellite TV - 0.4%
CSC Holdings LLC Tranche B, term loan 3.8761% 10/11/24 (b)	1,532,895	1,542,475
Ziggo Secured Finance Partnership Tranche D, term loan 3.5382% 8/31/24 (b)	1,635,000	1,636,586

TOTAL CABLE/SATELLITE TV		3,179,061

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	1,768,250	1,773,413
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (b)	1,641,059	1,656,239
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	350,476	351,244
Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	910,000	919,673
Gaming - 0.4%
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,315,938	3,345,980
Healthcare - 1.5%
Envision Healthcare Corp. Tranche B, term loan 3.75% 11/17/23 (b)	2,245,000	2,247,806
Horizon Pharmaceuticals, Inc. term loan 5.5% 5/7/21 (b)	145,000	144,880
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.36% 10/20/18 (b)	1,022,835	1,015,593
Tranche BD 2LN, term loan 5% 2/13/19 (b)	8,093,010	8,014,993

TOTAL HEALTHCARE		11,423,272

Hotels - 0.1%
Four Seasons Holdings, Inc. Tranche B, term loan 3.75% 11/30/23 (b)	480,000	483,902
Leisure - 0.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	1,944,968	1,884,188
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	423,938	420,457
Services - 0.6%
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	2,194,829	2,155,059
Tranche DD, term loan 4% 11/8/20 (b)	561,468	551,294
Xerox Business Services LLC Tranche B, term loan 11/18/23 (c)	1,680,000	1,684,200

TOTAL SERVICES		4,390,553

Super Retail - 0.2%
PetSmart, Inc. term loan 4% 3/11/22 (b)	1,633,363	1,637,741
Technology - 0.4%
ON Semiconductor Corp. term loan 3.782% 3/31/23 (b)	1,865,000	1,876,656
Rackspace Hosting, Inc. term loan 5% 11/3/23 (b)	390,000	393,218
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	500,000	500,315

TOTAL TECHNOLOGY		2,770,189

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (b)	4,320,912	4,266,900
Calpine Corp.:
Tranche B 6LN, term loan 4% 1/1/23 (b)	1,702,138	1,711,857
Tranche B, term loan 11/3/17 (c)	1,125,000	1,120,781

TOTAL UTILITIES		7,099,538

TOTAL BANK LOAN OBLIGATIONS
(Cost $57,196,911)		57,806,569

Preferred Securities - 9.8%
Banks & Thrifts - 9.5%
Bank of America Corp.:
6.1% (b)(d)	2,440,000	2,470,837
6.25% (b)(d)	12,760,000	12,887,992
6.5% (b)(d)	3,245,000	3,399,671
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,091,182
Barclays PLC:
6.625% (b)(d)	1,775,000	1,618,098
8.25% (b)(d)	3,395,000	3,513,322
BNP Paribas SA 7.375% (a)(b)(d)	1,865,000	1,894,546
Citigroup, Inc.:
5.875% (b)(d)	3,735,000	3,774,401
5.95% (b)(d)	7,450,000	7,339,217
5.95% (b)(d)	1,115,000	1,140,045
6.125% (b)(d)	2,860,000	2,974,993
6.3% (b)(d)	3,960,000	3,936,377
Credit Agricole SA:
6.625% (a)(b)(d)	9,580,000	9,122,789
7.875% (a)(b)(d)	1,480,000	1,481,773
JPMorgan Chase & Co.:
5.3% (b)(d)	560,000	568,060
6% (b)(d)	2,040,000	2,071,398
6.1% (b)(d)	1,135,000	1,150,859
6.75% (b)(d)	3,910,000	4,290,747

TOTAL BANKS & THRIFTS		73,726,307

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(d)	2,135,000	2,047,834
TOTAL PREFERRED SECURITIES
(Cost $76,222,522)		75,774,141
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.39% (e)
(Cost $13,304,058)	13,301,941	13,304,602
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $756,121,042)		768,279,194
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,935,244
NET ASSETS - 100%		$774,214,438

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $298,887,227 or 38.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,487
Total	$26,487

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$621,393,882	$--	$621,393,882	$--
Bank Loan Obligations	57,806,569	--	57,806,569	--
Preferred Securities	75,774,141	--	75,774,141	--
Money Market Funds	13,304,602	13,304,602	--	--
Total Investments in Securities:	$768,279,194	$13,304,602	$754,974,592	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $756,193,683 Net unrealized appreciation aggregated $12,085,511, of which $18,458,342 related to appreciated investment securities and $6,372,831 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017